Securities (Details) - Schedule of Gross Unrealized or Unrecognized Gains and Losses - Agency Mortgage-Backed Residential [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 10,096	$ 12,649
Available-for-sale Securities, Gross unrealized gains
Available-for-sale Securities, Gross unrealized losses	448	569
Available-for-sale Securities, Estimated fair value	9,648	12,080
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	213	274
Held-to-maturity Securities, Gross unrealized gains
Held-to-maturity Securities, Gross unrealized losses	10	15
Held-to-maturity Securities, Estimated fair value	$ 203	$ 259